UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22771

Oppenheimer Global Real Estate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS     July 31, 2014     Unaudited

	Shares	Value

Common Stocks—96.5%

Financials—96.0%

Real Estate Investment Trusts (REITs)—74.7%

Diversified REITs—7.4%
Canadian Real Estate Investment Trust	25,031	$1,050,735

Cousins Properties, Inc.	93,790	1,161,120

GPT Group	446,100	1,679,302

Land Securities Group plc	153,430	2,689,702

Mirvac Group	1,380,483	2,313,587

Vornado Realty Trust	25,200	2,671,704

		11,566,150

Health Care REITs—0.5%
Sabra Health Care REIT, Inc.	30,710	850,667

Hotel & Resort REITs—6.9%
Chesapeake Lodging Trust	110,930	3,292,403

FelCor Lodging Trust, Inc.	170,970	1,790,056

Host Hotels & Resorts, Inc.	177,511	3,859,089

LaSalle Hotel Properties	53,670	1,867,179

		10,808,727

Industrial REITs—6.4%
Ascendas Real Estate Investment Trust	873,000	1,628,666

First Industrial Realty Trust, Inc.	64,890	1,171,265

GLP J-Reit	1,696	1,889,008

Goodman Group	367,300	1,803,647

Industrial & Infrastructure Fund Investment Corp.	110	965,092

Prologis, Inc.	37,840	1,544,250

STAG Industrial, Inc.	47,918	1,094,447

		10,096,375

Office REITs—11.5%
Alexandria Real Estate Equities, Inc.	13,960	1,097,256

Alstria Office REIT AG	132,559	1,754,161

Boston Properties, Inc.	24,310	2,903,829

Derwent London plc	43,730	1,966,098

Douglas Emmett, Inc.	46,730	1,331,338

Dream Office Real Estate Investment Trust	29,200	777,167

	Shares	Value

Office REITs (Continued)

Great Portland Estates plc	189,770	$2,043,603

Highwoods Properties, Inc.	61,620	2,592,353

Hudson Pacific Properties, Inc.	77,820	1,992,192

Kilroy Realty Corp.	27,770	1,717,297

		18,175,294

Residential REITs—11.8%
American Campus Communities, Inc.	79,550	3,096,086

AvalonBay Communities, Inc.	24,368	3,608,414

Education Realty Trust, Inc.	251,100	2,651,616

Equity Residential	28,920	1,869,678

Essex Property Trust, Inc.	21,090	3,998,031

Invincible Investment Corp.	4,563	1,161,099

UDR, Inc.	77,694	2,259,342

		18,644,266

Retail REITs—26.2%
Acadia Realty Trust	84,260	2,378,660

CapitaMall Trust	755,000	1,191,046

Charter Hall Retail REIT	319,600	1,186,571

Eurocommercial Properties NV	26,029	1,297,095

General Growth Properties, Inc.	109,470	2,558,314

Glimcher Realty Trust	85,470	917,948

Hammerson plc	193,360	1,955,568

Kimco Realty Corp.	19,210	429,920

Kite Realty Group Trust	194,600	1,187,060

Klepierre	32,460	1,533,668

Link REIT (The)	184,000	1,043,718

Morguard Real Estate Investment Trust	53,465	879,192

Ramco-Gershenson Properties Trust	94,190	1,563,554

Regency Centers Corp.	41,650	2,264,094

Simon Property Group, Inc.	60,850	10,234,362

Tanger Factory Outlet Centers, Inc.	46,280	1,603,602

Unibail-Rodamco SE	19,630	5,253,363

Vastned Retail NV	17,272	880,035

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STATEMENT OF INVESTMENTS     Unaudited / Continued

	Shares	Value

Retail REITs (Continued)

Washington Prime Group, Inc.[1]	29,336	$554,157

Westfield Corp.	348,863	2,407,437

		41,319,364

Specialized REITs—4.0%
CubeSmart	125,140	2,278,799

Extra Space Storage, Inc.	75,970	3,929,928

		6,208,727

		117,669,570

Real Estate Management & Development—21.3%

Diversified Real Estate Activities—16.1%
CapitaLand Ltd.	866,000	2,385,281

Daiwa House Industry Co. Ltd.	100,000	2,035,196

Hang Lung Properties Ltd.	557,000	1,719,890

Mitsubishi Estate Co. Ltd.	101,300	2,483,943

Mitsui Fudosan Co. Ltd.	221,000	7,306,586

Sumitomo Realty & Development Co. Ltd.	91,700	3,794,596

Sun Hung Kai Properties Ltd.	187,000	2,832,900

Wharf Holdings Ltd.	348,000	2,782,025

		25,340,417

Real Estate Development—3.0%
Helical Bar plc	152,511	881,459

Keppel Land Ltd.	385,000	1,122,182

Sino Land Co. Ltd.	1,086,000	1,862,859

St. Modwen Properties plc	147,720	923,350

		4,789,850

Real Estate Operating Companies—2.2%
Deutsche Annington Immobilien SE	19,066	583,427

Global Logistic Properties Ltd.	419,000	931,567

Hufvudstaden AB, Cl. A	77,334	1,058,651

Unite Group plc (The)	135,050	923,364

		3,497,009

		33,627,276

	Shares	Value

Health Care—0.5%

Health Care Providers & Services—0.5%
Capital Senior Living Corp.[1]	31,170	$768,029

Total Common Stocks (Cost $138,572,111)		152,064,875

	Units

Rights, Warrants and Certificates—0.0%
Sun Hung Kai Properties Ltd. Wts., Strike Price 98.60HKD, 4/22/16[1] (Cost $1,488)	15,700	39,260

Total Investments, at Value (Cost $138,573,599)	96.5%	152,104,135

Net Other Assets (Liabilities)	3.5	5,439,495

Net Assets	100.0%	$157,543,630

Footnotes to Statement of Investments

Strike price is reported in the following currency—HKD 1. Non-income producing security.	Hong Kong Dollar

2    OPPENHEIMER GLOBAL REAL ESTATE FUND

STATEMENT OF INVESTMENTS     Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$79,088,038	52.0%
Japan	19,635,520	12.9
United Kingdom	11,383,145	7.5
Hong Kong	10,280,652	6.7
Australia	9,390,544	6.2
Singapore	7,258,742	4.8
France	6,787,031	4.5
Canada	2,707,094	1.8
Germany	2,337,588	1.5
Netherlands	2,177,130	1.4
Sweden	1,058,651	0.7

Total	$152,104,135	100.0%

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NOTES TO

STATEMENT OF INVESTMENTS     July 31, 2014     Unaudited

Oppenheimer Global Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Advisor has entered into a sub-sub-advisory agreement with Cornerstone Real Estate Advisers LLC (the “Sub-Sub-Adviser”), an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent of OFI.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund. The Fund invests primarily in the real estate industry.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and

4    OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO

STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

“asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

5    OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO

STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6    OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO

STATEMENT OF INVESTMENTS     Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of July 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Financials	81,027,104	70,269,742	—	151,296,846
Health Care	768,029	—	—	768,029
Rights, Warrants and Certificates	39,260	—	—	39,260

Total Assets	$81,834,393	$70,269,742	$—	$152,104,135

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$139,021,188

Gross unrealized appreciation	$14,550,792
Gross unrealized depreciation	(1,467,845)

Net unrealized appreciation	$13,082,947

7    OPPENHEIMER GLOBAL REAL ESTATE FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Real Estate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	9/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	9/10/2014